Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In August 2022, the SEC adopted additional disclosure requirements regarding the relationship between a registrant’s executive compensation and its financial performance.

The following table summarizes certain information regarding pay vs. performance for the period 2020-2024:

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1)(2)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (1)(2)(3)	TOTAL SHAREHOLDER RETURN (4)	PEER GROUP SHAREHOLDER RETURN (4)	NET INCOME (LOSS) (In millions)	ADJUSTED NET EARNINGS (In millions) (5)
2024	$5,451,180	$3,383,652	$2,093,601	$1,121,407	87.59	287.31	$(31.2)	$65.7
2023	4,773,050	4,871,457	3,546,063	3,647,863	121.56	238.72	323.8	342.2
2022	6,817,811	6,840,363	3,790,780	3,817,519	107.61	142.94	428.8	454.2
2021	8,388,523	8,059,915	3,224,127	3,050,308	106.90	219.51	298.0	337.3
2020	5,322,814	4,795,630	2,251,865	2,005,870	99.48	153.66	122.9	134.1

(1)	For the years 2020-2022, the principal executive officer was our Chief Executive Officer, who was Dr. Gerald Paul during such years, and the non-PEO NEOs for each year were Marc Zandman, Lori Lipcaman, Johan Vandoorn, and Clarence Tse. For 2023, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2023 were Marc Zandman, Jeff Webster, Lori Lipcaman, and Roy Shoshani. For 2024, the principal executive officer is our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2024 are Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Lori Lipcaman.

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2024
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$5,451,180	$2,093,601
Stock Compensation Per Summary Compensation Table	(3,267,964)	(765,021)
Change in Value of Prior Period Stock Compensation	1,200,436	(197,693)
Change in Pension Value Per Summary Compensation Table	–	(9,480)
Pension Service Costs	–	–
Compensation Actually Paid	$3,383,652	$1,121,407

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

(4)	Both total shareholder return ("TSR") and peer group TSR are determined in the same manner, calculated as the sum of cumulative dividends (assuming dividend reinvestment) and the cumulative increase or decrease in the stock price/stock index each respective year, divided by the stock price/stock index at December 31, 2019. Peer group TSR is based on the Philadelphia Semiconductor Index, which the Company utilizes as a peer group in its stock performance graph presented in Item 5 of its annual report on Form 10-K.

(5)
The “Company selected measure” is “Adjusted Net Earnings.” "Adjusted Net Earnings" is described and calculated under the heading "Performance Measures and Metrics," beginning on page 32. For several years, this measure was clearly the most important measure when evaluating pay versus performance.  Named Executive Officers have PBRSUs based largely on this measure and one Executive Officer has non-equity incentive compensation based exclusively on this measure.  In the future, we may determine that another measure is the most important financial performance measure.

Company Selected Measure Name	ADJUSTED NET EARNINGS
Named Executive Officers, Footnote [Text Block]
(1)	For the years 2020-2022, the principal executive officer was our Chief Executive Officer, who was Dr. Gerald Paul during such years, and the non-PEO NEOs for each year were Marc Zandman, Lori Lipcaman, Johan Vandoorn, and Clarence Tse. For 2023, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2023 were Marc Zandman, Jeff Webster, Lori Lipcaman, and Roy Shoshani. For 2024, the principal executive officer is our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2024 are Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Lori Lipcaman.

Peer Group Issuers, Footnote [Text Block]
(4)	Both total shareholder return ("TSR") and peer group TSR are determined in the same manner, calculated as the sum of cumulative dividends (assuming dividend reinvestment) and the cumulative increase or decrease in the stock price/stock index each respective year, divided by the stock price/stock index at December 31, 2019. Peer group TSR is based on the Philadelphia Semiconductor Index, which the Company utilizes as a peer group in its stock performance graph presented in Item 5 of its annual report on Form 10-K.

PEO Total Compensation Amount	$ 5,451,180	$ 4,773,050	$ 6,817,811	$ 8,388,523	$ 5,322,814
PEO Actually Paid Compensation Amount	$ 3,383,652	4,871,457	6,840,363	8,059,915	4,795,630
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2024
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$5,451,180	$2,093,601
Stock Compensation Per Summary Compensation Table	(3,267,964)	(765,021)
Change in Value of Prior Period Stock Compensation	1,200,436	(197,693)
Change in Pension Value Per Summary Compensation Table	–	(9,480)
Pension Service Costs	–	–
Compensation Actually Paid	$3,383,652	$1,121,407

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

Non-PEO NEO Average Total Compensation Amount	$ 2,093,601	3,546,063	3,790,780	3,224,127	2,251,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,121,407	3,647,863	3,817,519	3,050,308	2,005,870
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2024
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$5,451,180	$2,093,601
Stock Compensation Per Summary Compensation Table	(3,267,964)	(765,021)
Change in Value of Prior Period Stock Compensation	1,200,436	(197,693)
Change in Pension Value Per Summary Compensation Table	–	(9,480)
Pension Service Costs	–	–
Compensation Actually Paid	$3,383,652	$1,121,407

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Compensation Actually Paid vs. Net Income [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Total Shareholder Return Vs Peer Group [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Tabular List [Table Text Block]

While the Company considers Adjusted Net Earnings to be its most important measure in determining executive compensation, other key measures are utilized in determining executive compensation, as noted below:

•	adjusted gross profit margin;
•	adjusted EBITDA margin;
•	free cash; and
•	rTSR.

Each of these measures is described under the heading "Performance Measures and Metrics", beginning on page 32.

Total Shareholder Return Amount	$ 87.59	121.56	107.61	106.9	99.48
Peer Group Total Shareholder Return Amount	287.31	238.72	142.94	219.51	153.66
Net Income (Loss)	$ (31,200,000)	$ 323,800,000	$ 428,800,000	$ 298,000,000	$ 122,900,000
Company Selected Measure Amount	65,700,000	342,200,000	454,200,000	337,300,000	134,100,000
PEO Name	Joel Smejkal	Joel Smejkal	Dr. Gerald Paul	Dr. Gerald Paul	Dr. Gerald Paul
Additional 402(v) Disclosure [Text Block]
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis section of this proxy statement. Specifically, a large portion of the NEOs’ compensation is reliant on Adjusted Net Earnings and other financial metrics that generally move in tandem with Adjusted Net Earnings, and as such the CEO and non-CEO “compensation actually paid” each year was aligned with Adjusted Net Earnings performance and generally increased when our Adjusted Net Earnings performance increased.   Compensation actually paid to our CEO decreased in 2024 versus 2023, primarily due to lower incentive compensation and a stock price decline.  Compensation actually paid to our other NEOs decreased in 2024 primarily due to lower incentive compensation and a stock price decline.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	adjusted gross profit margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	free cash
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	rTSR
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,267,964)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,200,436
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(765,021)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,693)
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,480)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0